Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment, net consists of LNG terminal costs and fixed assets, as follows (in millions):

	June 30,	December 31,
	2017	2016
LNG terminal costs
LNG terminal	$10,442	$7,976
LNG terminal construction-in-process	5,173	6,728
Accumulated depreciation	(699)	(553)
Total LNG terminal costs, net	14,916	14,151
Fixed assets
Fixed assets	21	20
Accumulated depreciation	(15)	(13)
Total fixed assets, net	6	7
Property, plant and equipment, net	$14,922	$14,158